Commitments, contingencies, and other matters (Tables)	12 Months Ended
Dec. 31, 2014
Commitments, Contingencies and Other Matters [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
The following represents the future minimum rental payments required under operating leases that have initial or remaining non-cancellable terms in excess of one year as of December 31, 2014.

Year ending December 31,	$ thousand
2015	$86
2016	65
2017	72
2018	62
2019	62
Thereafter	150
$497